Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of earnings (loss) per share

	2023	2022	2021

Earnings (loss) attributable to shareholders of the parent company	1,030,530	(364,578)	(164,993)
Weighted average outstanding shares - ordinary shares - basic (thousands)	4,738,841	4,676,941	1,602,126
Adjustment for the basic earnings per shares:
Deferred M&A shares that will be issued solely based on the passage of time	-	36	-
Weighted average outstanding shares - ordinary shares - basic (thousands)	4,738,841	4,676,977	1,602,126
Adjustment for the diluted earnings per share:
Share based payment	112,823	-	-
Business acquisition	5,915	-	-
Total weighted average of ordinary outstanding shares for diluted EPS (in thousands of shares)	4,857,579	4,676,977	1,602,126
Earnings (loss) per share – basic (US$)	0.2175	(0.0780)	(0.1030)
Earnings (loss) per share – diluted (US$)	0.2121	(0.0780)	(0.1030)
Antidilutive instruments not considered in the weighted number of shares (in thousands of shares)	4,143	184,362	334,436